Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	$ 112,899	$ 143,407	$ 173,984
Total Liabilities	581	3,029	19,711
Cash
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	59,769	57,213	47,579
Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	9,806	35,089	126,405
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	81,457	104,267	173,984
Level 1 | Cash
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	59,769	57,213	47,579
Level 1 | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	9,806	35,089	126,405
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	31,442	39,140
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Liabilities	581	3,029	19,711
Corporate Debt Securities - Due in One Year or Less
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	28,804	30,088
Corporate Debt Securities - Due in One Year or Less | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	28,804	30,088
Us Treasury Obligation - Due in One Year or Less
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	11,882	7,979
Us Treasury Obligation - Due in One Year or Less | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	11,882	7,979
US Treasury Obligation - Due in More Than One Year to Five Years
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets		3,986
US Treasury Obligation - Due in More Than One Year to Five Years | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets		3,986
Corporate Debt Securities - Due in More than One Year to Five Years
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	2,638	9,052
Corporate Debt Securities - Due in More than One Year to Five Years | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets	2,638	9,052
Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Liabilities	581	3,029	19,711
Warrants | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Liabilities	$ 581	$ 3,029	$ 19,711